Revenues	12 Months Ended
Jun. 30, 2024
Revenues [Abstract]
Revenues

Note 4 — Revenues

Revenues are recognized when control of the promised services and deliverables are transferred to the Company’s clients in an amount that reflects the considerations the Company expects to be entitled to and receive in exchange for services and deliverables rendered.

The following table presents the Company’s revenues disaggregated by service lines for the fiscal years ended June 30, 2024, 2023 and 2022:

	For the years ended June 30,
	2022	2023	2024
	HKD	HKD	HKD	US$
Cloud services and data center managed services	$47,611,864	$23,587,472	$41,404,258	$5,302,596
Telecommunication, consultancy and related services	7,007,677	21,096,677	8,046,176	1,030,464
Total revenues	$54,619,541	$44,684,149	$49,450,434	$6,333,060

The following table presents the Company’s revenues disaggregated by the timing of revenue recognition for the years ended June 30, 2024, 2023 and 2022:

	For the years ended June 30,
	2022	2023	2024
	HKD	HKD	HKD	US$
Service transferred over time	$54,619,541	$44,684,149	$49,450,434	$6,333,060

The amounts of transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as of June 30 are as follows:

	As of June 30,
	2023	2024
	HKD	HKD	US$
Amounts expected to be recognized as revenue:
Within one year	$7,486,957	$2,086,957	$267,274
After one year	5,739,130	3,652,174	467,730
	$13,226,087	$5,739,131	$735,004

The Company expects to recognize majority of the related revenue as it provides services to its clients, which is expected to occur within four years for a long-term telecommunication maintenance service. The Company elected to utilize the optional exemption to exclude from this disclosure the remaining performance obligations that have original expected duration of one year or less.

The following table shows the amounts of revenue recognized in the current reporting period that was included in contract liabilities at the beginning of the reporting period:

	For the years ended June 30,
	2022	2023	2024
	HKD	HKD	HKD	US$
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:
Cloud services and data center managed services	$4,446,000	$3,895,168	$1,876,000	$240,257
Telecommunication, consultancy and related services	2,000,000	1,913,043	1,911,587	244,815
Total revenues	$6,446,000	$5,808,211	$3,787,587	$485,072